Restricted cash and restricted time deposit	12 Months Ended
Dec. 31, 2014
Restricted cash and restricted time deposit
Restricted cash and restricted time deposit

4.Restricted cash and restricted time deposit

To meet the requirements of specific business operations, including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, the Group held restricted cash of RMB342,387 and RMB1,038,286 as of December 31, 2013 and December 31, 2014, respectively. Changes in the restricted cash balance associated with the bank acceptance are classified as cash flows from operating activities as the Group considers restricted cash arising from these activities directly related to the Group’s ordinary business operations.

To maintain guarantee balances at the bank as collaterals for the short-term bank loans of US$153,000 and US$309,000 (see Note 15), the Group held restricted cash of RMB1,000,000 and RMB2,000,000 as of December 31, 2013 and December 31, 2014, respectively, which were bank deposits with the original term of one year at the bank. In addition, the Group held restricted cash of RMB545,000 and Nil for capital verification of establishment of new entities as of December 31, 2013 and December 31, 2014, respectively. Changes in the restricted cash balance associated with short-term bank loans and capital verification are classified as cash flow from investing activities as the Group considers restricted cash arising from these activities similar to an investment.